Quarterly Financial Data (unaudited) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Apr. 30, 2014	Jun. 30, 2014
Quarterly Financial Information [Line Items]
Gain on sale of assets	$ 12.5	$ 11.1
Impairment and restructuring charges	84.3
Americas, Europe and Africa [Member]
Quarterly Financial Information [Line Items]
Gain on sale of assets			1.3
Americas, Europe and Africa [Member] | Harbor Island Facility [Member]
Quarterly Financial Information [Line Items]
Gain on sale of assets				$ 25.0	$ 25.1